SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Compensation Expense
The Company recognized share-based compensation expense by function as follows:

	Year Ended December 31,
(in thousands)	2022	2021
Research and development expenses	$10,312	$9,016
General and administrative expenses	8,010	6,049

Total share-based compensation expense	$18,322	$15,065

The Company recognized share-based compensation expense by award type as follows:

	Year Ended December 31,
(in thousands)	2022	2021
Stock options	$10,489	$9,306
Restricted stock units	5,264	3,823
Performance restricted stock units	2,219	1,852
Employee share purchase plan	350	84

Total share-based compensation expense	$18,322	$15,065

Schedule of Assumptions Used to Estimate Fair Value of Employee Stock Options
Following the Separation on November 1, 2022, the fair value of each option issued to employees was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	3.6%	—
Expected volatility	49.6%	—
Expected term (years)	6.1	0
Dividend yield	—%	—%

Schedule of Stock Options Roll Forward
The following table summarizes stock option activity under the Company’s equity award plans:

	Shares	Weighted-average exercise price per share	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2022	—
Converted in distribution (2)	6,952,164	$11.76
Granted	5,849,771	$3.71
Exercised	—	$—
Cancelled/Expired	(111,147)	$12.66

Outstanding at December 31, 2022	12,690,788	$8.04	8.5	$246

Exercisable at December 31, 2022	3,148,763	$12.21	5.9	$—

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for in the money options at December 31, 2022.

(2)	Excludes 5,625,551 of options issued to Ligand employees.

Summary of RSU and PRSU Activity
The following table summarizes RSU activity during the year ended December 31, 2022 under the Company’s equity awards plans:

	Shares	Weighted-Average Grant Date Fair Value
Unvested balance at January 1, 2022	—	$—
Converted in distribution (1)	1,017,696	$10.36
Granted	—	$—
Vested	(145,544)	$10.47
Forfeited	(12,923)	$10.48

Unvested balance at December 31, 2022	859,229	$10.31

(1)	Excludes 464,196 unvested RSUs issued and outstanding to Ligand employees as of the Separation on November 1, 2022.

Summary of RSU and PRSU Activity
The following table summarizes the PRSU activity during the year ended December 31, 2022, under the Company’s equity awards plans:

	Shares	Weighted-Average Grant Date Fair Value
Unvested balance at January 1, 2022	—	$—
Converted in distribution (1)	94,749	$16.11
Granted	—	$—
Vested	—	$—
Forfeited	—	$—

Unvested balance at December 31, 2022	94,749	$16.11

(1)	Pursuant to the terms of the awards granted, the actual number of awards earned could range between —% and 200% of target. The amount disclosed represents PRSU grants at target payout.

Schedule of Assumptions Used to Estimate Fair Value of Employee Stock Options
Following the Separation on November 1, 2022, the fair value of ESPP shares issued to employees was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	4.7%	—
Expected volatility	54.8%	—
Expected term (years)	1.3	0
Dividend yield	—%	—%